Stock Issuance	3 Months Ended
Mar. 31, 2014
Stockholders' Equity Note [Abstract]
Stock Issuance

Note 4: Stock Issuance

On February 6, 2014, the Company redeemed an aggregate of 19,700,000 of the then 20,000,000 shares of outstanding stock at a redemption price of $.0001 per share for an aggregate redemption price of $1,970.

On February 7, 2014, the Company issued 9,700,000 shares of its common stock at par representing 97% of the then total outstanding 10,000,000 shares of common stock.

During the three months ended March 31, 2014, the Company issued 4,565,000 shares at par value of $0.0001 for a total of $456.50 from stock subscription receivable agreements.